Changes in officers and directors	12 Months Ended
Jan. 31, 2015
Changes in officers and directors [Text Block]

NOTE 16 – Changes in officers and directors

On August 28, 2013, Larry Liang, resigned as the president and a director of our company. On the same date, we appointed James Briscoe as president of our company. On October 20, 2014, we appointed Brett Gross as a director of our company.